Long Term Debt and Warrants	6 Months Ended
Jul. 03, 2011
Long Term Debt and Warrants [Abstract]
Long Term Debt and Warrants
3.	Long Term Debt and Warrants
2008 Investor Warrants
On December 18 and 21, 2007, January 22, 2008, February 6, 2008, and March 30, 2008, the Company sold 5,720,000, 440,000, 863,000, 1,927,000, and 1,991,000 units (Units), respectively, of its securities at a price of $1.00 per Unit, in connection with five separate closings (the Closings) of its private placement of securities (the Offering). Each Unit consists of one share of common stock of the Company, par value $.001 per share (Common Stock), and a warrant to purchase one-half of one share of Common Stock (the 2008 Investor Warrants). A total of 5,470,500 2008 Investor Warrants were issued in conjunction with the closings.
The 2008 Investor Warrants provide for the purchase of shares of Common Stock for five years at an original exercise price of $1.25 per share. The 2008 Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price or by “cashless exercise” to the extent that a registration statement covering the shares of Common Stock underlying the 2008 Investor Warrants is not in effect following the one year anniversary of issuance. A “cashless exercise” means that in lieu of paying the aggregate purchase price for the shares being purchased upon exercise of the 2008 Investor Warrants in cash, the holder will forfeit a number of shares underlying the 2008 Investor Warrants with a “fair market value” equal to such aggregate exercise price. The Company will not receive additional proceeds to the extent that 2008 Investor Warrants are exercised by cashless exercise. As a result of the Company’s recent private placement, the exercise price of the 2008 Investor Warrants was reduced to $0.59 pursuant to the terms of such warrants.
The exercise price and number of shares of Common Stock issuable on exercise of the 2008 Investor Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation. The 2008 Investor Warrants are also subject to a weighted average price protection for the term of the 2008 Investor Warrants.
Through March of 2008, the Company paid the placement agent retained in connection with the Offering (the 2008 Placement Agent) a commission of 10% of the funds raised from the investors in connection with the Closings. In addition, the 2008 Placement Agent received warrants (the 2008 Placement Agent Warrants) to purchase a number of shares of Common Stock equal to 20% of the shares of Common Stock included in the Units sold to investors. As a result of the foregoing, the 2008 Placement Agent was paid commissions of $1,294,100 and received warrants to purchase 2,988,200 shares of Common Stock. The terms of these warrants were similar to those of the 2008 Investor Warrants, except that they had a seven-year term and $1.00 original exercise price. As a result of the Company’s recent private placement, the exercise price of the 2008 Placement Agent Warrants was reduced to $0.49 pursuant to the terms of such warrants.
The Company is subject to a derivative warrant liability instrument due to the fact that the related contract is not indexed to its own stock, as specified by ASC No. 815-40, Derivatives and Hedging-Contracts in entity’s Own Equity. The derivative is accounted for and classified as a “warrant liability” within the liabilities section of the consolidated balance sheet. The change in the fair value of the derivative is included within “Other income (expenses)” in the consolidated statements of operations. The change in the fair value of the derivative instrument affects the “Change in fair value of warrant liability” line in the “Cash flows from operating activities” section of the consolidated statements of cash flows.
At the date of issuance of the 2008 Investor Warrants and 2008 Placement Agent Warrants, based upon evaluation under applicable ASC No. 815 Derivatives and Hedging guidance, the Company initially determined that the financial instrument did not constitute a derivative, and, accordingly, reflected the balance within additional paid-in capital as of December 28, 2008 in the Company’s Form 10-K. During the fiscal quarter ended March 29, 2009, the Company re-assessed this categorization based upon the clarified “indexed to an entity’s own stock” criteria specified within ASC No. 815-40, which was effective for fiscal years beginning after December 15, 2008, and concluded that the financial instrument constituted a derivative. The aggregate fair value of the derivative at inception was determined to be $3,512,272, which was recorded as a derivative liability during the fiscal quarter ended March 29, 2009. At December 29, 2008, the aggregate fair value of the derivatives was $353,248. The decrease in the fair value of the derivative in the aggregate amount of $3,159,024 upon adoption of ASC No. 815-40 was recorded in the consolidated statements of changes in stockholders’ equity as a cumulative adjustment gain on derivative during the fiscal quarter ended March 29, 2009.
At July 3, 2011, the aggregate fair value of the derivative was $642,277. The decrease in the fair value of the derivative was in the aggregate amount of $490,987 and $809,392 during the fiscal quarter and six months ended July 3, 2011 respectively. The decrease in the fair value of the derivative was recorded in the consolidated statement of operations as other income. As a result of the most recent financing during 2010 and pursuant to the terms of the 2008 Investor Warrants, the exercise price was changed to $0.54 from $0.59.
The derivative is not intended to hedge any specific risk exposures, such as fluctuating interest rates, exchange rates, commodity prices, etc. Therefore, the derivative constitutes neither a cash flow hedge, nor a fair value hedge. The volume of derivative activity relates solely to the derivative warrant liability instrument itself, and changes in fair value thereon.
Tabular disclosure of the fair value of the derivative instrument in the consolidated balance sheets, and the effect of the derivative instrument on the consolidated balance sheets follows:

	As of July 3, 2011
	Liability Derivatives
	Balance Sheet
	Location	Fair Value
Derivatives designated as hedging instruments under FAS 133:
None

Derivatives not designated as hedging instruments under FAS 133:
Derivative warrant liability	Long-term liabilities	$642,277

Total derivatives		$642,277
The effect of the derivative instrument on the consolidated statements of operations for the quarter ended July 3, 2011 follows:

		Amount of Gain (Loss)	Amount of Gain
		Recognized in Income on	(Loss) Recognized in
	Location of Gain	Derivative	Income on Derivative
	(Loss) Recognized in	Three months ended	Six months ended
	Income on Derivative	July 3, 2011	July 3, 2011
Derivatives not designated as hedging instruments under FAS 133:
Derivative warrant liability	Other Income (Expense)	$490,987	$809,392

Total		$490,987	$809,392
The fair value of the warrant liability was determined using the Black Scholes Option Pricing method. The valuation methodology uses a combination of observable (Level 2) and unobservable (Level 3) inputs in calculating fair value. As required by ASC 820, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The fair value of the warrant liability was estimated on the date of issuance, as of December 29, 2008, and as of July 3, 2011, using the following assumptions:

	At Issuance	January 2, 2011	July 3, 2011
Expected term (years)	5 -7 Years	2 - 4 Years	2 - 4 Years
Expected volatility	32.34%	156.3%	140.77%
Risk-free interest rate	2.46%	0.61%	0.85%
Expected annual dividend	0.00%	0.00%	0.00%
The table below sets forth a summary of changes in the fair value of the Company’s level 3 derivative at December 29, 2008, and for the six months ended July 3, 2011:

Balance as of December 29, 2008	$—
Fair Value of warrant liability at issuance	3,512,272
Decrease in fair value at December 29, 2008	(3,159,024)
Decrease in fair value at December 27, 2009	(349,498)
Increase in fair value at January 2, 2011	1,447,919
Decrease in fair value during quarter ended April 3, 2011	(318,405)
Decrease in fair value during quarter ended July 3, 2011	(490,987)
Balance as of July 3, 2011	$642,277
2009 Warrants
On March 19, 2009, the Company sold 8% Senior Secured Convertible Debentures (the Debentures) to investors in the principal amount of $3,315,000 and issued warrants (the 2009 Warrants and, collectively with the Debentures, the Securities) to purchase 12,750,000 shares of our Common Stock to such investors in connection with the first closing of our private placement of securities (the 2009 Offering). On April 20, 2009, the Company sold an additional $2,559,000 of Debentures in connection with the final closing of its private offering to accredited investors. The addition of both closings is $5,874,000 of Debentures. The Debentures bore interest at a rate of 8% and are due three years from the date they are issued. The Debentures were convertible into shares of Common Stock at $0.13 per share. In addition, each investor will received 5-year detachable warrants to purchase a number of shares of Common Stock equal to 50% of the shares underlying the Investor’s Debenture. Interest on the Debentures a rate of 8% per annum was payable on a quarterly basis. Subject to certain conditions, the Company had the right to pay interest on the Debentures in either cash or shares of Common Stock, or in a combination of cash and Common Stock. After the one year anniversary of the first closing of the 2009 Offering, the Company has the right to redeem the Debentures at a 20% premium, subject to certain conditions. Subject to certain conditions, the Company has the right to force conversion of the Debentures into shares of Common Stock. The Company has filed a registration statement with the Securities and Exchange Commission covering all shares of Common Stock issuable upon conversion of the Debentures and/or exercise of the 2009 Warrants.
The Company paid Garden State Securities, Inc., the placement agent retained in connection with the 2009 Offering (the 2009 Placement Agent), (i) a commission of 10% of the aggregate subscription amount of the Securities sold in the 2009 Offering, plus (ii) $50,000 for its legal fees and expenses, plus (iii) a non-accountable expense allowance equal to 3% of the aggregate subscription amount of the Securities sold in the 2009 Offering. In addition, the 2009 Placement Agent (or its assigns) received warrants (the 2009 Placement Agent Warrants) to purchase a number of shares of Common Stock equal to twenty percent (20%) of the maximum number of shares of Common Stock underlying the Debentures and 2009 Warrants sold in the 2009 Offering. As a result of the foregoing, the 2009 Placement Agent was paid a commission of $587,400 plus a non-accountable expense allowance of $176,220 and received warrants to purchase 5,100,000 shares of Common Stock for March 2009 first closing, and 3,936,923 for April 2009 second and final closing in connection with the 2009 Offering. The terms of these warrants were similar to those of the 2009 Warrants.
In conjunction with the Debentures and the 2009 Warrants, the Company recorded a debt discount of $3,130,200 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the three year term of the debentures. Since the inception of the Debentures through the first fiscal quarter of 2011 ended on April 3, 2011 the Company has recorded interest expense of $3,090,379 in connection with the debt discount on the warrants and the beneficial conversion feature. Of the $3,130,200 in debt discount, $571,200 had an effective interest rate of 15.18%, and $2,559,000 had an effective interest rate of 82.97%. The Company has undergone additional financing in order to fund future working capital requirements.
Since the issuance of the debentures through September 30, 2010, debentures holders converted their debentures into common stock in the amount of $74,000. On October 1, 2010, the Company consummated the cancellation of ninety-eight percent (98%) of its outstanding 8% Senior Secured Convertible Debentures (the “Debentures”) in exchange (the “Debenture Exchange”) for shares of the Company Series A 8% Convertible Preferred Stock (the “Series A Preferred Stock”). An aggregate principal amount of $5,692,500 of outstanding Debentures was cancelled in exchange for 56,925 shares of Series A Preferred Stock.
Effective immediately with respect to one-half of the shares of Series A Preferred Stock issued in connection with the Debenture Exchange, and effective January 1, 2011 with respect to the remaining shares of Series A Preferred Stock issued in connection with the Debenture Exchange, each holder of Series A Preferred Stock may convert his, her or its shares of Series A Preferred Stock into shares of Common Stock at a conversion price equal to $0.13 (“Series A Conversion Price”). The number of shares of the common stock into which the Series A Preferred Stock is currently convertible is 39,942,308. However, the number of shares of Common Stock into which the Series A Preferred Stock is convertible is subject to adjustment to prevent dilution in the event of a stock split or stock dividend. The Series A Conversion Price is also subject to a weighted average price protection. Effective January 1, 2011, the Company may, at its election, require the conversion of the Series A Preferred Stock to shares of Common Stock at the Series A Conversion Price if the closing price of the Common Stock for 10 consecutive trading days equals or exceeds 300% of the Series A Conversion Price and the average daily volume of the shares of Common Stock for the same period exceeds 250,000 shares. The terms of the Series A Preferred Stock are more fully set forth in the Certificate of Designation attached hereto as Exhibit 3.2 and incorporated herein by reference.
In order to induce the conversion and extinguishment of debt, the exercise price of the Common Stock Purchase Warrants issued to the investors in connection with their Debentures was reduced from $0.14 to $0.09 per share of Common Stock, and the termination date of the Common Stock Purchase Warrants was extended to the six year anniversary of the initial exercise dates of the warrants. In addition, the Common Stock Purchase Warrants were modified so that such warrants are not exercisable until the one year anniversary of the closing of the Debenture Exchange.